Going Concern Considerations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (13,878,553)	$ (11,115,178)
Negative working capital	144,058
Net loss	$ (2,763,375)	$ (1,379,756)